Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Allowance for Credit Losses	As of September 30, 2023 and March 31, 2024, accounts receivable and allowance for credit losses consisted of the following:
	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Accounts receivable	$4,134,980	$5,641,953
Less: allowance for credit losses	(354,907)	(1,382,020)
Accounts receivable, net	$3,780,073	$4,259,933

Schedule of Allowance for Credit Losses	The movement is the allowance for credit losses for the six months ended March 31, 2023 and 2024:
	Six Months Ended March 31,
	2023	2024
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$1,059,523	$354,907
Current period addition	300,266	1,025,366
Foreign currency translation adjustment	42,681	1,747
Balance at the end of the period	$1,402,470	$1,382,020